Risk Management - Net Risk Management Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	$ (481)	$ (171)
Commodity risk management | Long-term risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(494)	(220)
Commodity risk management | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(490)	(167)
Other | Current risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		(12)
Other | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		(4)
Current | Commodity risk management
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	4	53
Current | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	2
Long-term | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	7	8
Financial Assets | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	9
Cash flow hedges | Cash flow hedges | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	0
Cash flow hedges | Cash flow hedges | Commodity risk management | Long-term risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	0	0
Cash flow hedges | Cash flow hedges | Commodity risk management | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	0
Cash flow hedges | Cash flow hedges | Other | Current risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		0
Cash flow hedges | Cash flow hedges | Other | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		0
Cash flow hedges | Current | Cash flow hedges | Commodity risk management
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	0	45
Cash flow hedges | Current | Cash flow hedges | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	0
Cash flow hedges | Long-term | Cash flow hedges | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	0	0
Cash flow hedges | Financial Assets | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		45
Cash flow hedges | Financial Assets | Cash flow hedges | Commodity risk management
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		45
Cash flow hedges | Financial Assets | Cash flow hedges | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	0
Not designated as a hedge | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(481)	(216)
Not designated as a hedge | Commodity risk management | Long-term risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(494)	(220)
Not designated as a hedge | Commodity risk management | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(490)	(212)
Not designated as a hedge | Other | Current risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		(12)
Not designated as a hedge | Other | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		(4)
Not designated as a hedge | Current | Commodity risk management
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	4	8
Not designated as a hedge | Current | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	2
Not designated as a hedge | Long-term | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	7	$ 8
Not designated as a hedge | Financial Assets | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	$ 9